Trade and Other Payables	6 Months Ended
Jun. 30, 2018
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

21.	TRADE AND OTHER PAYABLES

	As at June 30, 2018	As at December 31, 2017
Trade payables	77,269	104,258
Employee benefits payable	210,918	226,210
Other payables	1,706,817	1,648,060
Subtotal financial liabilities	1,995,004	1,978,528
Advances from customers	69,079	-
Other taxes payable	3,123,541	3,473,302
	5,187,624	5,451,830

The fair value of trade and other payables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Trade payables comprise amounts outstanding for trade purchase. The average credit period is 30 days from the time when the services are rendered by or goods received from suppliers. The aging analysis of trade payables is as follows:

	As at June 30, 2018	As at December 31, 2017

Current	19,456	23,587
Past due for less than 4 months	29,257	57,637
Past due for over 4 months	28,556	23,034
	77,269	104,258

The Company was granted a credit term of 30 days. The balances past due were mainly for the Company’s high bargaining power.